COMMITMENTS AND CONTINGENCIES	12 Months Ended
Sep. 30, 2020
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES	As of September 30, 2020, the Company has no material commitments and contingencies.